NATURE OF OPERATIONS AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Femto Technologies Inc. (formerly known as BYND Cannasoft Enterprises Inc.) (the “Company” or “Femto”) is a Canadian company which was amalgamated under the Business Corporations Act (British Columbia) on March 29, 2021. The Company’s registered address is 2264 East 11th Avenue, Vancouver, Canada.

The Company currently operates only in Israel and through its subsidiaries (i) develops, markets and sells a proprietary client relationship management software known as “Benefit CRM” and its new Cannabis CRM platform, and (ii) is developing the Sensera device (formerly the EZ-G device), a unique, patent pending device that, combined with proprietary software (provisional application), regulates the flow of low-concentration CBD oils into the soft tissues of the female sexual organs, and (iii) manages the construction, licensing and operation of a cannabis farm and indoor cannabis growing facility.

On March 29, 2021, the Company completed the business combination transactions with BYND – Beyond Solutions Ltd. (“BYND”). As a result of the business combination transactions, BYND became a wholly owned subsidiary of the Company. This transaction is accounted for as a reverse asset acquisition of the Company by BYND (“RTO”).

On March 29, 2021, BYND completed the share exchange agreement with B.Y.B.Y. As a result of the share exchange agreement, BYND holds 74% ownership interest in B.Y.B.Y. One of the former shareholders holds the remaining 26% ownership interest in B.Y.B.Y. in trust for BYND, for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights This transaction was accounted for as asset acquisition according to IFRS 2 Share-based Payment.

On September 22, 2022, the Company and the former shareholder of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) entered into a share exchange agreement, whereby the Company would acquire 100% ownership interest in ZC from the former shareholder in exchange for 7,920,000 subordinate voting shares (2,452 subordinate voting shares post reverse splits) of the Company. The share exchange agreement was executed and fully completed on September 22, 2022.

As of March 14, 2024, the Company’s subordinate voting shares no longer were listed on the Canadian Securities Exchange following a voluntary delisting.

On July 22, 2024, the Company’s name has been changed to Femto Technologies Inc.

Reverse stock splits

On March 15, 2024, the Company announced a one (1) for one hundred ninety (190) reverse stock split of its outstanding subordinate voting shares that became effective on March 22, 2024.

On August 16, 2024, the Company announced a one (1) for seventeen (17) reverse stock split of its outstanding subordinate voting shares that became effective on August 26, 2024.

All shares, stock options, share purchase warrants, RSU’s and per share information in these consolidated financial statements have been restated to reflect the reverse stock splits on a retroactive basis.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN (continued)

War in Israel

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s government declared war against Hamas.

Other terrorist organizations such as the Hezbollah in Lebanon on Israel’s northern border have launched rocket attacks on Israel in support of Hamas. The military campaign against Hamas and other terrorist organizations is ongoing and could escalate in the future into a larger regional conflict. There is no certainty as to the duration, severity, results or implications of the war on the State of Israel generally or on the Company.

While many of Israeli civilians were draft to reserve duty, the company’s headquarter activity located in Israel remain unharmed. With regards to company’s source of income, during the first month of the war, a few credit card companies reported on a sharp decrease in transactions in Israel. Despite that, the company has not experienced any material impact on its revenues, mainly due the fact that most of the company’s revenue is generated from large institutions.

As of the date of these financial statements, the end of the war is unknown.

These condensed interim consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Operations

BYND Cannasoft Enterprises Inc. (the “Company” or “BYND Cannasoft”) is a Canadian company which was amalgamated under the Business Corporations Act (British Columbia) on March 29, 2021. The Company’s registered address is 2264 East 11th Avenue, Vancouver, BC, V5N 1Z6, Canada.

The Company currently operates only in Israel and through its subsidiaries (i) develops, markets and sells a proprietary client relationship management software known as “Benefit CRM” and its new Cannabis CRM platform, and (ii) is developing the EZ-G device, a unique, patent pending device that, combined with proprietary software (provisional application), regulates the flow of low-concentration CBD oils into the soft tissues of the female sexual organs, and (iii) manages the construction, licensing and operation of a cannabis farm and indoor cannabis growing facility.

On March 29, 2021, the Company completed the business combination transactions with BYND – Beyond Solutions Ltd. (“BYND”). As a result of the business combination transactions, BYND became a wholly owned subsidiary of the Company. This transaction was accounted for as a reverse asset acquisition of the Company by BYND (“RTO”)

On March 29, 2021, BYND completed the share exchange agreement with B.Y.B.Y. As a result of the share exchange agreement, BYND holds 74% ownership interest in B.Y.B.Y. One of the former shareholders holds the remaining 26% ownership interest in B.Y.B.Y. in trust for BYND, for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights This transaction was accounted for as asset acquisition according to IFRS 2 Share-based Payment.

On September 22, 2022, the Company and the former shareholder of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) entered into a share exchange agreement, whereby the Company would acquire 100% ownership interest in ZC from the former shareholder in exchange for 7,920,000 common shares (41,684 common shares post reverse split) of the Company. The share exchange agreement was executed and fully completed on September 22, 2022.

Reverse stock split

On March 15, 2024, the Company announced a one (1) for one hundred ninety (190) reverse stock split of its outstanding common shares that became effective on March 22, 2024.

All shares, stock options, share purchase warrants, RSU’s and per share information in these consolidated financial statements have been restated to reflect the reverse stock split on a retroactive basis.

War in Israel

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s government declared war against Hamas. Other terrorist organizations such as the Hezbollah in Lebanon on Israel’s northern border have launched rocket attacks on Israel in support of Hamas. The military campaign against Hamas and other terrorist organizations is ongoing and could escalate in the future into a larger regional conflict. There is no certainty as to the duration, severity, results or implications of the war on the State of Israel generally or on the Company.

While many of Israeli civilians were draft to reserve duty, the company’s headquarter activity located in Israel remain unharmed. With regards to company’s source of income, during the first month of the war, a few credit card companies reported on a sharp decrease in transactions in Israel. Despite that, the company has not experienced any material impact on its revenues, mainly due the fact that most of the company’s revenue is generated overseas.

As of the date of these financial statements, the end of the war is unknown.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN (continued)

Going concern

These financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. To date, the Company has incurred losses and may incur further losses in the development of its business. During the year ended December 31, 2023, the Company incurred a net loss of $18,495,121 and had an accumulated deficit of $25,312,169 as at December 31, 2023. The Company’s ability to continue its operations and to realize assets at their carrying values is dependent upon its ability to raise financing and generate profits and positive cash flows from operations in order to cover its operating costs. From time to time, the Company generates working capital to fund its operations by raising additional capital through debt financing. However, there is no assurance it will be able to continue to do so in the future. These factors indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern.

These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.